Restatement of previously issued financial statements (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Loss for the period	$ (45,794)	$ (98,774)	$ (42,142)
Items not involving cash:
Depreciation and amortization	6,200	11,395	3,375
Stock-based compensation expense	6,179	12,468	4,923
Deferred income tax expense (recovery)	(2,188)	(409)	489
Change in deferred lease inducements	(47)	(52)	(58)
Income from investment accounted for by the equity method	(14,458)	(16,190)	(8,627)
Accretion of long-term debt	1,016	2,094	1,992
Other	654	392	165
Changes in non-cash operating working capital:
Accounts receivable	(14,598)	6,733	3,919
Inventories	(2,051)	(7,920)	(1,927)
Prepaid expenses	(4,649)	179	(457)
Accounts payable and accrued liabilities	(857)	(742)	127
Deferred revenue	1,561	3,115	162
Warranty liability	2,751	1,979	(384)
Net cash provided by operating activities	(66,281)	(85,732)	(38,443)
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,123)	(30,363)	(3,171)
Purchase of intangible assets	(123)	(989)
(Purchase) sale of short-term investments, net	26,621	(22,520)	3,376
Increase in loan payable	29,080	2,450	18,961
Repayment of loan payable	(23,840)	(21,840)	(21,207)
Acquisitions, net of acquired cash (note 4)	(9,084)	(1,125)	(13,016)
Investment in equity interest (note 7)	(955)		(4,316)
Dividends received from joint venture	10,000	22,600	6,000
Net cash used in investing activities	18,576	(49,293)	(13,373)
Cash flows from financing activities:
Repayment of demand installment loan			(3,206)
Repayment on operating lines of credit	(3,240)	(3,118)
Repayment of short-term debt	(221)
Repayment of long-term debt	(53,057)	(6,725)	(117)
Issuance of subordinated debenture notes	34,345
Finance costs incurred	(1,392)
Proceeds from stock options exercised	1,816	969	3,298
Shares issued for cash		273,556	131,265
Share issuance costs		(8,126)	(6,069)
Net cash (used in) provided by financing activities	(21,749)	260,801	125,171
Effect of foreign exchange on cash and cash equivalents	1,206	(103)	4,158
Increase (decrease) in cash and cash equivalents	(68,248)	125,673	77,513
Cash and cash equivalents, beginning of period	131,533	63,285	54,020
Cash and cash equivalents, end of period	63,285	188,958	131,533
As previously reported
Cash flows from operating activities:
Loss for the period	(32,836)		(34,357)
Items not involving cash:
Depreciation and amortization	6,280		3,455
Stock-based compensation expense	6,179		4,923
Deferred income tax expense (recovery)	(3,963)		761
Change in deferred lease inducements	(47)		(58)
Income from investment accounted for by the equity method	(1,500)		(842)
Accretion of long-term debt	1,016		1,992
Other	654		(344)
Changes in non-cash operating working capital:
Accounts receivable	(18,581)		5,523
Inventories	(2,051)		(1,927)
Prepaid expenses	(4,639)		(488)
Accounts payable and accrued liabilities	3,255		(2,831)
Deferred revenue	4,430		3,058
Warranty liability	5,860		(2,844)
Net cash provided by operating activities	(35,943)		(23,979)
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,269)		(3,613)
Purchase of intangible assets	(123)
(Purchase) sale of short-term investments, net	15,516		3,376
Advances on loan receivable	(29,816)		(20,942)
Repayment on loan receivable	24,013		18,185
Acquisitions, net of acquired cash (note 4)	(9,084)		(13,016)
Investment in equity interest (note 7)	(955)		(4,316)
Net cash used in investing activities	(13,718)		(20,326)
Cash flows from financing activities:
Repayment of demand installment loan			(3,206)
Repayment on operating lines of credit	(3,240)
Repayment of short-term debt	(221)
Repayment of long-term debt	(53,057)		(117)
Issuance of subordinated debenture notes	34,345
Finance costs incurred	(1,392)
Proceeds from stock options exercised	1,816		3,298
Shares issued for cash			131,265
Share issuance costs			(6,069)
Dividends paid to joint venture partner	(10,000)		(6,000)
Net cash (used in) provided by financing activities	(31,749)		119,171
Effect of foreign exchange on cash and cash equivalents	3,246		3,116
Increase (decrease) in cash and cash equivalents	(78,164)		77,982
Cash and cash equivalents, beginning of period	148,462		70,480
Cash and cash equivalents, end of period	70,298		148,462
Correction
Cash flows from operating activities:
Loss for the period	(12,958)		(7,785)
Items not involving cash:
Depreciation and amortization	(80)		(80)
Deferred income tax expense (recovery)	1,775		(272)
Income from investment accounted for by the equity method	(12,958)		(7,785)
Other			509
Changes in non-cash operating working capital:
Accounts receivable	3,983		(1,604)
Prepaid expenses	(10)		31
Accounts payable and accrued liabilities	(4,112)		2,958
Deferred revenue	(2,869)		(2,896)
Warranty liability	(3,109)		2,460
Net cash provided by operating activities	(30,338)		(14,464)
Cash flows from investing activities:
Purchase of property, plant and equipment	146		442
(Purchase) sale of short-term investments, net	11,105
Advances on loan receivable	29,816		20,942
Increase in loan payable	29,080		18,961
Repayment on loan receivable	(24,013)		(18,185)
Repayment of loan payable	(23,840)		(21,207)
Dividends received from joint venture	10,000		6,000
Net cash used in investing activities	32,294		6,953
Cash flows from financing activities:
Dividends paid to joint venture partner	10,000		6,000
Net cash (used in) provided by financing activities	10,000		6,000
Effect of foreign exchange on cash and cash equivalents	(2,040)		1,042
Increase (decrease) in cash and cash equivalents	9,916		(469)
Cash and cash equivalents, beginning of period	(16,929)		(16,460)
Cash and cash equivalents, end of period	$ (7,013)		$ (16,929)